Summary of Significant Accounting Policies - Summarize Impacts of Adopting Topic 606 on Consolidated Statement of Cash Flow (Parenthetical) (Detail) - ASU 2014-09 - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Jan. 01, 2018
Revenue Recognition [Line Items]
Amortized contract cost asset amount	$ 3,239
Balances without adoption of Topic 606
Revenue Recognition [Line Items]
Amortized contract cost asset amount	3,283
Adjustments
Revenue Recognition [Line Items]
Amortized contract cost asset amount	44
Contract assets and contract liabilities netted off	$ 3,079	$ 21,348